STAFF RETIREMENT PLANS (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Staff Retirement Plans [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	5.00%
Defined Contribution Plan, Cost Recognized	$ 215	$ 186	$ 150